UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment [  ]: Amendment Number:
This Amendment (Check only one):    [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        KOM Capital Management, LLC
             Knoll Capital Management, L.P.
Address:     666 Fifth Avenue
             37th Floor
             New York, New York 10103

Form 13F File Numbers:

1)  KOM Capital Management, LLC:     028-11425
2)  Knoll Capital Management, L.P.:  028-11424

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick G. O'Neill
Title: Chief Operating Officer
Phone: (212) 808-7474

Signature, Place, and Date of Signing:
/s/  Patrick G. O'Neill, New York, New York, February 13, 2007

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers: 0



Form 13F Information Table Entry Total:   23 Data Records



Form 13F Information Table Value Total:  $ 311,503,114


List of Other Included Managers:  NONE


-----------------------------------------------------------------------------------------------------------------------------------
      Column 1               Column 2         Column 3    Column 4      Column 5      Column 6  Column 7      Column 8
-----------------------------------------------------------------------------------------------------------------------------------
   NAME OF ISSUER             TITLE OF         CUSIP       VALUE      SHRS OR SH/ PUT/   INV.    OTHER    VOTING AUTHORITY
                               CLASS                      (x$1000)    PRN AMT PR  CALL  DISCR.   MNGRS.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          SOLE   SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------

Abraxis Bioscience Inc          COM           00383E106    15904.8     581741  SH        SOLE            581741

------------------------------------------------------------------------------------------------------------------------------------
Alfacell Corp                   COM           015404106   5267.116    3080185  SH        SOLE           3080185
------------------------------------------------------------------------------------------------------------------------------------
Ampex Corp Del                  COM           032092306   3,823.56     183472  SH        SOLE            183472
------------------------------------------------------------------------------------------------------------------------------------
ATP Oil and Gas Corp            COM           00208J108   45017.48    1137667  SH        SOLE           1137667
------------------------------------------------------------------------------------------------------------------------------------
Bioveris Corp                   COM           090676107  18,296.99     133600  SH        SOLE            133600
------------------------------------------------------------------------------------------------------------------------------------
Cano Pete Inc.                  COM           137801106       3562     650000  SH  Call  SOLE            650000
------------------------------------------------------------------------------------------------------------------------------------
Carrizo Oil & Co Inc            COM           144577103       5295     182450  SH        SOLE            182450
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp        PDF CONV 5%     165167800        308       8800  SH  Call  SOLE              8800
------------------------------------------------------------------------------------------------------------------------------------
Delta Pete Corp               COM NEW         247907207   14356.47     619882  SH        SOLE            619882
------------------------------------------------------------------------------------------------------------------------------------
Emcore Corp                     COM           290846104    2252.37     407300  SH        SOLE            407300
------------------------------------------------------------------------------------------------------------------------------------
Flamel Technologies SA          SPONSORED     338488109   63407.71    2117119  SH        SOLE           2117119
                                ADR
------------------------------------------------------------------------------------------------------------------------------------
Goldcorp Inc New                COM           380956409     4123.8     145000  SH  Call  SOLE            145000
------------------------------------------------------------------------------------------------------------------------------------
Hythiam Inc                     COM           44919F104   23473.53    2569187  SH        SOLE           2569187
------------------------------------------------------------------------------------------------------------------------------------
Jed Oil Inc                     COM           472310101       3000     187500  SH        SOLE            187500
------------------------------------------------------------------------------------------------------------------------------------
Medicinova Inc.                 COM           58468P206       1328     100000  SH        SOLE            100000
------------------------------------------------------------------------------------------------------------------------------------
Medivation Inc                  COM           58501N101    56266.2    3556650  SH        SOLE           3556650
------------------------------------------------------------------------------------------------------------------------------------
Nutracea(1)                     COM           67060N204    9341.35    3606700  SH        SOLE           3606700
------------------------------------------------------------------------------------------------------------------------------------
Parkervision Inc                COM           701354102   13518.64    1212434  SH        SOLE           1212434
------------------------------------------------------------------------------------------------------------------------------------
Storm Cat Energy Corp           COM           862168101    991.628     833300  SH        SOLE            833300
------------------------------------------------------------------------------------------------------------------------------------
Sulphco Inc                     COM           865378103    6255.89    1325400  SH        SOLE           1325400
------------------------------------------------------------------------------------------------------------------------------------
Todco                           COM           88889T107    9916.13    290200   SH        SOLE            290200
------------------------------------------------------------------------------------------------------------------------------------
US Energy Corp                  COM           911805109    1026.63    203293   SH        SOLE            203293
------------------------------------------------------------------------------------------------------------------------------------
Grace W R & Co Del New          COM           38388F108    4769.82    240900   SH        SOLE            240900
------------------------------------------------------------------------------------------------------------------------------------

--------------------------
(1) Nutracea's security is not listed in the U.S. Securities and Exchange Commission's Official List of 13F Securities as a 13F Security as defined in Section 13(f) the Securities Exchange Act of 1934.
However, KOM Capital Management, LLC, has chosen to include this security for informational purposes.